Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 24,231	$ 21,535
Less: Deferred financing costs and debt discounts	(146)	(139)
Less: Current installments of long-term debt	(926)	(705)
Long-term debt	23,159	20,691
Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 1,066	$ 671
Credit facility
Debt Instrument [Line Items]
Weighted average rate (percent)	3.30%	2.50%
Less: Current installments of long-term debt	$ (735)	$ (312)
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	1,066	671
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	$ 161	$ 167
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.51%	4.67%
Total long-term debt	$ 2,652	$ 2,063
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.19%	4.19%
Total long-term debt	$ 648	$ 596
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	3.91%	3.91%
Total long-term debt	$ 3,751	$ 3,451
ITC | Unsecured | 6.00% Unsecured US Shareholder Note
Debt Instrument [Line Items]
Stated interest rate (percent)	6.00%	6.00%
Total long-term debt	$ 271	$ 250
ITC | Unsecured | Variable Rate Unsecured US Term Loan Credit Agreement
Debt Instrument [Line Items]
Weighted average rate (percent)	2.03%	2.03%
Total long-term debt	$ 0	$ 63
UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.66%	4.04%
Total long-term debt	$ 654	$ 773
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.38%	4.26%
Total long-term debt	$ 1,943	$ 1,411
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.43%	4.28%
Total long-term debt	$ 938	$ 770
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	5.03%	5.13%
Total long-term debt	$ 2,595	$ 2,395
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	4.64%	4.70%
Total long-term debt	$ 2,185	$ 2,035
FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Stated interest rate (percent)	8.80%	8.80%
Total long-term debt	$ 25	$ 25
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	5.05%	5.05%
Total long-term debt	$ 710	$ 710
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	6.14%	6.14%
Total long-term debt	$ 578	$ 585
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	5.66%	6.19%
Total long-term debt	$ 220	$ 195
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.45%	6.11%
Total long-term debt	$ 152	$ 104
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.76%	4.80%
Total long-term debt	$ 584	$ 525
Corporate and Other | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 335
Corporate and Other | Corporate | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	6.50%	6.50%
Total long-term debt	$ 200	$ 200
Corporate and Other | Corporate | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	3.41%	3.41%
Total long-term debt	$ 4,398	$ 4,046
Corporate and Other | Corporate | Unsecured | Fixed Rate 2.85% Senior Notes
Debt Instrument [Line Items]
Stated interest rate (percent)	2.85%	2.82%
Total long-term debt	$ 500	$ 500